UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trevor Stewart Burton & Jacobsen, Inc.
           -----------------------------------------------------
Address:   405 Lexington Ave
           New York, NY 10174
           -----------------------------------------------------

Form 13F File Number: 28-02774
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Romanna D. Kekish
Title:  Vice President
Phone:  212-972-8157

Signature,  Place,  and  Date  of  Signing:

/s/ Romanna D. Kekish                New York, NY 10174               08/10/2006
----------------------               ------------------               ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           91
                                         -----------
Form 13F Information Table Value Total:     $204,776
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ------
3M                             Common           88579Y101      212    2634          SOLE                  0      0   2634
ABAXIS INC.                    Common           002567105      744   33300          SOLE              16000      0  17300
AIR PRODUCTS & CHEMICALS INC.  Common           009158106      108    1700          SOLE                  0      0   1700
ALTRIA GROUP INC               Common           02209S103      449    6125          SOLE                  0      0   6125
AMERICAN EXPRESS               Common           025816109     1206   22668          SOLE              15360      0   7308
AMERICAN INTL GROUP INC        Common           026874107      797   13513          SOLE               7500      0   6013
AMERISOURCEBERGEN CORP         Common           03073E105     5556  132555          SOLE              82650      0  49905
APOLLO GROUP INC CL A          Common           037604105     2398   46415          SOLE              32490      0  13925
APPLIED MATERIALS INC          Common           038222105     1779  109280          SOLE              73195      0  36085
AT & T INC                     Common           00206R102     3431  123045          SOLE              88890      0  34155
BALDOR ELECTRIC                Common           057741100     6316  201876          SOLE             146910      0  54966
BARRICK GOLD CORP              Common           067901108     3089  104360          SOLE              68080      0  36280
BERKSHIRE HATHAWAY INC-CL B    Common           084670207       79      26          SOLE                  0      0     26
BERKSHIRE HATHAWAY INC-CL B    Common           084670207      304     100          OTHER                 0      0    100
BP PLC ADR                     Common           055622104     6694   96175          SOLE              65071      0  31104
BP PLC ADR                     Common           055622104       62     900          OTHER                 0      0    900
BROWN-FORMAN INC CLASS A       Common           115637100      606    8442          SOLE               8442      0      0
BROWN-FORMAN INC CLASS A       Common           115637100       71    1000          OTHER                 0      0   1000
C S X CORPORATION              Common           126408103      885   12565          SOLE               9655      0   2910
CATERPILLAR INC                Common           149123101     3798   51005          SOLE              34110      0  16895
CHEVRON CORP                   Common           166764100      440    7093          SOLE                  0      0   7093
CISCO SYSTEMS INC              Common           17275R102      205   10500          SOLE                  0      0  10500
COLGATE-PALMOLIVE              Common           194162103      808   13500          SOLE               3259      0  10241
COMPUTER SCIENCES CORP         Common           205363104     4874  100380          SOLE              69945      0  30435
COMPUTER SCIENCES CORP         Common           205363104       48    1000          OTHER                 0      0   1000
CONAGRA FOOD INC               Common           205887102     5480  247867          SOLE             181315      0  66552
CONOCOPHILLIPS                 Common           20825C104     6619  101018          SOLE              69730      0  31288
DARDEN RESTAURANTS             Common           237194105     2704   68640          SOLE              44245      0  24395
DEVON ENERGY CORP              Common           25179M103     3333   55175          SOLE              37075      0  18100
DEVRY INC                      Common           251893103     5357  243845          SOLE             160970      0  82875
DIEBOLD INC                    Common           253651103     5599  137845          SOLE              92935      0  44910
DOMINION RESOURCES INC         Common           25746U109      856   11450          SOLE               8200      0   3250
DOVER CORP                     Common           260003108      581   11770          SOLE               9770      0   2000
DUKE REALTY CORP               Common           264411505      550   15670          SOLE                  0      0  15670
EL PASO CORP                   Common           28336L109     1499   99975          SOLE              56275      0  43700
EMERSON ELECTRIC CO            Common           291011104     7060   84250          SOLE              56620      0  27630
EMERSON ELECTRIC CO            Common           291011104       58     700          OTHER                 0      0    700
EQUITY RESIDENTIAL PROPERTIES  Common           29476L107      407    9100          SOLE               1950      0   7150
EXXON MOBIL CORPORATION        Common           30231G102     3474   56640          SOLE              27738      0  28902
EXXON MOBIL CORPORATION        Common           30231G102       61    1000          OTHER                 0      0   1000
FEDEX CORPORATION              Common           31428X106     1770   15150          SOLE              11354      0   3796
GENERAL ELECTRIC CO            Common           369604103      355   10784          SOLE                  0      0  10784
GENERAL ELECTRIC CO            Common           369604103       65    2000          OTHER                 0      0   2000
GENZYME CORP                   Common           372917104     4164   68215          SOLE              38570      0  29645
ILLINOIS TOOL WORKS INC        Common           452308109     6915  145590          SOLE              99540      0  46050
ILLINOIS TOOL WORKS INC        Common           452308109       57    1200          OTHER                 0      0   1200
ILLUMINA INC.                  Common           011582451      634   21400          SOLE              12700      0   8700
IMAGING DYNAMICS CO LTD.       Common           451920201       35   10000          SOLE                  0      0  10000
INTEL CORP                     Common           458140100      298   15708          SOLE               8900      0   6808
ISHARES MSCI EMERGING MKT      Common           464287234      220    2350          SOLE                  0      0   2350
ISHARES MSCI JAPAN INDEX       Common           464286848      641   47050          SOLE              23600      0  23450
ISHARES MSCI MEXICO INDEX      Common           464286822      304    8200          SOLE               6200      0   2000
ISHARES MSCI PACIFIC EX-JAPAN  Common           464286665      407    3800          SOLE               3200      0    600
INDEX
ISHARES MSCI SOUTH KOREA INDEX Common           464286772      284    6300          SOLE               5100      0   1200
JOHNSON & JOHNSON INC          Common           478160104     6011  100320          SOLE              64879      0  35441
LILLY ELI & CO                 Common           532457108     6003  108615          SOLE              72270      0  36345
LINCOLN NATIONAL CORP          Common           534187109     7264  128705          SOLE              85901      0  42804
LINCOLN NATIONAL CORP          Common           534187109       56    1000          OTHER                 0      0   1000
LOUISIANA-PACIFIC CORP         Common           546347105     4477  204455          SOLE             128590      0  75865
LUCENT TECHNOLOGIES            Common           549463107       30   12480          SOLE               1680      0  10800
MCDONALD'S CORP                Common           580135101     5607  166875          SOLE             113315      0  53560
MCKESSON CORPORATION           Common           58155Q103     2510   53100          SOLE              34425      0  18675
MEDTRONIC INC                  Common           585055106     5437  115890          SOLE              78565      0  37325
MERCK & CO INC                 Common           589331107      713   19590          SOLE              10100      0   9490
MOLEX INC                      Common           608554101     7417  220950          SOLE             151141      0  69809
NORFOLK SOUTHERN CORP          Common           655844108      675   12700          SOLE               9200      0   3500
NORTHUMBERLAND BANCORP         Common           667056105      248    7530          OTHER                 0      0   7530
PEPSICO INC                    Common           713448108     7579  126242          SOLE              82440      0  43802
PEPSICO INC                    Common           713448108       60    1000          OTHER                 0      0   1000
PROCTER & GAMBLE CO            Common           742718109     4063   73086          SOLE              47814      0  25272
RIO TINTO PLC ADR              Common           767204100     3601   17175          SOLE              10730      0   6445
ROYAL DUTCH SHELL PLC ADR A    Common           780259206      294    4400          SOLE               3600      0    800
SAP AG-SPONSORED ADR           Common           803054204     5966  113600          SOLE              79715      0  33885
SAP AG-SPONSORED ADR           Common           803054204       52    1000          OTHER                 0      0   1000
SONOCO PRODUCTS CO             Common           835495102     1303   41175          SOLE                  0      0  41175
SUNTRUST BANKS INC             Common           867914103      305    4000          SOLE                  0      0   4000
TARGET CORP                    Common           87612E106      282    5775          SOLE                  0      0   5775
TEXAS INSTRUMENTS              Common           882508104     5667  187094          SOLE             128089      0  59005
TEXAS INSTRUMENTS              Common           882508104       60    2000          OTHER                 0      0   2000
TIME WARNER INC                Common           887317105      179   10400          SOLE                  0      0  10400
U.S. BANCORP                   Common           902973304      981   31791          SOLE              17125      0  14666
UNION PACIFIC CORP             Common           907818108     1454   15650          SOLE               9650      0   6000
UNISYS CORP                    Common           909214108     2349  374125          SOLE             271675      0 102450
VEOLIA ENVIRONMENTAL-ADR       Common           92334N103     2996   57940          SOLE              36995      0  20945
VERIZON COMMUNICATIONS         Common           92343V104     4238  126555          SOLE              91000      0  35555
VULCAN MATERIALS CO            Common           929160109     4290   55000          SOLE              40470      0  14530
WALT DISNEY CO                 Common           254687106     1607   53580          SOLE              37520      0  16060
WELLS FARGO & CO               Common           949746101      194    2900          SOLE                  0      0   2900
WELLS FARGO & CO               Common           949746101       67    1000          OTHER                 0      0   1000
WPP GROUP PLC                  Common           929309300      248    4128          SOLE                  0      0   4128
WYETH                          Common           026609107     5704  128445          SOLE              85935      0  42510
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